Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Digital Platform Services Revenue | Principal
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Deferred revenue balance at year end	$ 1,100,000	$ 1,000,000.0	$ 1,800,000
Revenue expected to be recognized term	30 days
Description of performance obligation	The Group expects to fulfill any remaining performance obligations outstanding at December 31, 2021 within the next ninety days from the reporting period.
Previously deferred amounts recognized as revenue in the year	$ 1,000,000	1,800,000	2,000,000.0
Digital Platform Fulfilment Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue expected to be recognized term	90 days
Previously deferred amounts recognized as revenue in the year	$ 5,400,000	2,700,000	500,000
Revenue from performance obligations not satisfied	7,700,000	5,400,000	2,700,000
Receivables from contracts with customers	0	0	0
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Deferred revenue balance at year end	6,500,000	2,100,000	2,900,000
Previously deferred amounts recognized as revenue in the year	$ 2,100,000	$ 2,900,000	$ 0